Jun. 03, 2019
MFS® Lifetime® 2020 Fund
MFS® Lifetime® 2020 Fund
SUPPLEMENT TO THE PROSPECTUS The date of this supplement is June 1, 2019. MFS® Lifetime® 2020 Fund
Effective immediately, the seventh paragraph in the sub-section entitled "Principal Investment Strategies" under the main heading entitled "Summary of Key Information" is restated in its entirety as follows:

As of August 1, 2018, the fund’s approximate target allocation among asset classes and the underlying funds was:

Bond Funds:	66.2%
MFS Emerging Markets Debt Fund	2.4%
MFS Emerging Markets Debt Local Currency Fund	1.4%
MFS Global Bond Fund	5.0%
MFS Government Securities Fund	10.0%
MFS High Income Fund	3.9%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Limited Maturity Fund	15.7%
MFS Total Return Bond Fund	17.8%
International Stock Funds:	6.3%
MFS Blended Research International Equity Fund	3.2%
MFS International Growth Fund	0.7%
MFS International Intrinsic Value Fund*	0.7%
MFS Research International Fund	1.7%
U.S. Stock Funds:	23.5%
MFS Blended Research Core Equity Fund	2.4%
MFS Blended Research Growth Equity Fund	2.4%
MFS Blended Research Mid Cap Equity Fund	3.4%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS Blended Research Value Equity Fund	2.4%
MFS Growth Fund	2.4%
MFS Mid Cap Growth Fund	1.7%
MFS Mid Cap Value Fund	1.7%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%
MFS Research Fund	2.4%
MFS Value Fund	2.4%
Specialty Funds:	4.0%
MFS Commodity Strategy Fund	2.0%
MFS Global Real Estate Fund	2.0%

* Effective June 1, 2019, the name of MFS International Value Fund changed to MFS International Intrinsic Value Fund.

All percentages are rounded to the nearest tenth of a percent.  As a result, the sum of the target underlying fund allocations in each asset class may not equal the target asset class allocations for such asset class, and the target asset class and underlying fund allocations presented in the table may not total 100%.